Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 46,830	$ 37,514	$ 36,442
Cost of revenues	(38,101)	(32,690)	(30,882)
Gross profit	8,729	4,824	5,560
Operating expenses
Selling, general and administrative expenses	(6,155)	(6,033)	(6,016)
Operating profit (loss)	2,574	(1,209)	(456)
Financial expenses, net	(740)	(609)	(424)
Other income, net	12	2	4
Profit (loss) before income tax expense	1,846	(1,816)	(876)
Income tax expense	(31)	(19)	(34)
Net profit (loss)	1,815	(1,835)	(910)
Net loss attributable to non-controlling interest	31	113	30
Net profit (loss) attributable to Eltek Ltd.	$ 1,846	$ (1,722)	$ (880)
Basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	$ 0.28	$ (0.26)	$ (0.13)
Weighted average number of ordinary shares used to compute basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	6,610,107	6,610,107	6,610,107